Short-Term and Long-Term Debts - Summary of Long-Term Debts (Detail)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Debt Instrument [Line Items]
Long-term debts	¥ 1,165,086,506	$ 167,354,205	¥ 939,987,391
Long Term Borrowings [Member]
Debt Instrument [Line Items]
Long-term debts, Fixed annual rate	4.75%	4.75%	8.00%
Long-term debts, Term	36 months	36 months	36 months
Long-term debts	¥ 100,000,000	$ 14,364,101	¥ 19,202,803
Securitization Debts Payable [Member]
Debt Instrument [Line Items]
Long-term debts	¥ 619,037,733	$ 88,919,207	¥ 146,702,116
Securitization Debts Payable [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long-term debts, Fixed annual rate	5.06%	5.06%	8.00%
Long-term debts, Term	15 months	15 months	24 months
Securitization Debts Payable [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long-term debts, Fixed annual rate	5.20%	5.20%	16.00%
Long-term debts, Term	18 months	18 months	27 months
Factoring and Subleasing Debt Payables [Member]
Debt Instrument [Line Items]
Long-term debts			¥ 128,068,458
Factoring and Subleasing Debt Payables [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long-term debts, Fixed annual rate			7.50%
Long-term debts, Term			15 months
Factoring and Subleasing Debt Payables [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long-term debts, Fixed annual rate			8.40%
Long-term debts, Term			36 months
Co-financing Debt Payables [Member]
Debt Instrument [Line Items]
Long-term debts, Fixed annual rate			6.60%
Long-term debts	¥ 446,048,773	$ 64,070,897	¥ 596,014,014
Co-financing Debt Payables [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long-term debts, Fixed annual rate	6.50%	6.50%
Long-term debts, Term	24 months	24 months	24 months
Co-financing Debt Payables [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long-term debts, Fixed annual rate	6.60%	6.60%
Long-term debts, Term	36 months	36 months	36 months
Trust Borrowings [Member]
Debt Instrument [Line Items]
Long-term debts, Fixed annual rate			4.75%
Long-term debts, Term			36 months
Long-term debts			¥ 50,000,000